[LIVE]
	 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   June 30, 2000

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to
submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		August 8, 2000

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



 .


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              030177109     1932    61092 SH       SOLE                    61092
Adobe Systems Inc              COM              00724F101     8354    64260 SH       SOLE                    64260
AmSouth Bancorp                COM              032165102      304    19321 SH       SOLE                    19321
Amer Pwr Conv Corp             COM              029066107     9904   242678 SH       SOLE                   242678
American General Corp          COM              026351106     3517    57648 SH       SOLE                    57648
American Intl Gr Inc           COM              026874107      429     3651 SH       SOLE                     3651
Archer Daniels Midland         COM              039483102     1319   134393 SH       SOLE                   134393
AutoZone Inc                   COM              053332102     2289   104034 SH       SOLE                   104034
BP Amoco plc                   COM              110889409      201     3561 SH       SOLE                     3561
Bell Atlantic Corp XXX N/C Ver COM              077853109      248     4872 SH       SOLE                     4872
BellSouth Corp                 COM              079860102     1050    24628 SH       SOLE                    24628
Berkshire Hathaway Cl B        COM              084670207      208      118 SH       SOLE                      118
Bristol Myers Squibb Co        COM              110122108     1046    17958 SH       SOLE                    17958
Chevron Corp                   COM              166751107      271     3200 SH       SOLE                     3200
Cisco Systems Inc              COM              17275r102      242     3800 SH       SOLE                     3800
Coca Cola Company              COM              191216100      366     6366 SH       SOLE                     6366
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     5682   140300 SH       SOLE                   140300
Commerce Bancorp Inc NJ        COM              200519106     2457    53420 SH       SOLE                    53420
Corning Inc                    COM              219350105     7046    26110 SH       SOLE                    26110
DuPont EI deNemours & Co       COM              263534109      230     5257 SH       SOLE                     5257
E Digital Corp                 COM              26841Y103      397    60000 SH       SOLE                    60000
Ecolab Inc                     COM              278865100     2358    60374 SH       SOLE                    60374
Enesco Group                   COM              854425105      284    59805 SH       SOLE                    59805
Equity Office Prop Tr          COM              294741103     2131    77315 SH       SOLE                    77315
Exxon Mobil Corp               COM              30231g102     1366    17396 SH       SOLE                    17396
First Tennessee National Corp  COM              337162101      809    48851 SH       SOLE                    48851
Freeport-McMoRan Copper & Gold COM              35671D857       92    10000 SH       SOLE                    10000
Fremont General Corp           COM              357288109      474   120449 SH       SOLE                   120449
GTE Corp XXX Stock Merger      COM              362320103      329     5280 SH       SOLE                     5280
General Electric Co            COM              369604103     2406    45395 SH       SOLE                    45395
Great Atlan & Pac Tea          COM              390064103      929    55897 SH       SOLE                    55897
Hancock Fabrics                COM              409900107     1338   314926 SH       SOLE                   314926
Harrah's Ent Inc               COM              413619107     3258   155618 SH       SOLE                   155618
Intel Corp                     COM              458140100      437     3270 SH       SOLE                     3270
Intl Bus Machines              COM              459200101     1896    17303 SH       SOLE                    17303
Johnson & Johnson              COM              478160104      383     3763 SH       SOLE                     3763
Johnson Outdoors Inc           COM              479254104     1031   145930 SH       SOLE                   145930
Knight-Ridder Inc              COM              499040103     2733    51384 SH       SOLE                    51384
Louisiana-Pacific Corp         COM              546347105     1031    94795 SH       SOLE                    94795
Lucent Technologies            COM              549463107      487     8226 SH       SOLE                     8226
Manor Care Inc                 COM              404134108      938   134011 SH       SOLE                   134011
Mattel Inc                     COM              577081102     1731   131285 SH       SOLE                   131285
Merck & Co                     COM              589331107      509     6644 SH       SOLE                     6644
Mid-Amer Apt Com Inc           COM              59522J103     1950    81261 SH       SOLE                    81261
Motorola Inc                   COM              620076109     2006    69010 SH       SOLE                    69010
National Commerce Bancorp      COM              635449101     4797   298644 SH       SOLE                   298644
New England Bus Svc            COM              643872104      917    56432 SH       SOLE                    56432
Newell Rubbermaid Inc          COM              651229106     3074   119390 SH       SOLE                   119390
Nike Inc Cl B                  COM              654106103     2600    65297 SH       SOLE                    65297
Office Depot Inc               COM              676220106     2302   368359 SH       SOLE                   368359
Procter & Gamble Co            COM              742718109     4570    79817 SH       SOLE                    79817
RFS Hotel Investors, Inc       COM              74955J108      185    15725 SH       SOLE                    15725
Royal Dutch Petroleum Co NY    COM              780257705      345     5600 SH       SOLE                     5600
SBC Comm Inc                   COM              845333103      561    12967 SH       SOLE                    12967
Schering-Plough Corp           COM              806605101     1714    33940 SH       SOLE                    33940
Scottish Power PLC ADR         COM              81013t705     1019    30479 SH       SOLE                    30479
Seagate Tech Inc               COM              811804103     4450    80915 SH       SOLE                    80915
Sony Corp (ADR)                COM              835699307     3858    40902 SH       SOLE                    40902
Southern Co                    COM              842587107      222     9528 SH       SOLE                     9528
Stanley Works                  COM              854616109     1961    82555 SH       SOLE                    82555
Stewart Ent Cl A               COM              860370105      762   215694 SH       SOLE                   215694
Universal Foods                COM              913538104     2762   149284 SH       SOLE                   149284
Vodafone Group PLC ADR         COM              92857t107      258     6229 SH       SOLE                     6229
Wal-Mart Stores Inc            COM              931142103      628    10900 SH       SOLE                    10900
Wellman Inc                    COM              949702104     2257   139414 SH       SOLE                   139414